Stock Based Compensation (Details) - Schedule of unvested restricted share units	6 Months Ended
Jun. 30, 2021 $ / shares shares
Schedule of unvested restricted share units [Abstract]
Number of Shares, Unvested | shares	427,076
Weighted Average Grant-Date Fair Value, Unvested | $ / shares	$ 2.54
Number of Shares, Unvested | shares	424,076
Weighted Average Grant-Date Fair Value, Unvested | $ / shares	$ 2.54
Number of shares,Granted | shares
Weighted- Average Grant-Date Fair Value,Granted | $ / shares
Number of Shares, Vested | shares	(3,000)
Weighted Average Grant-Date Fair Value, Vested | $ / shares	$ 2.42